SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 20 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in the United States of America. The authentication technology segment provides authentication services to financial and other institutions, predominantly in Europe and the United States of America. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

	Corporate	Airport Security and Other Aviation Services	Authentication Technology	Total
Year ended December 31, 2021:
Revenue	$-	$253,687	$71,247	$324,934
Depreciation and amortization	75	1,106	880	2,061
Net income (loss)	(1,666)	21,558	21,396	41,288
Goodwill	-	690	-	690
Total assets	10,349	112,425	73,106	195,880

Year ended December 31, 2020:
Revenue	$-	$222,654	$25,765	$248,419
Depreciation and amortization	72	1,302	716	2,090
Net income (loss)	(3,853)	6,056	3,199	5,402
Goodwill	-	746	-	746
Total assets	12,488	86,550	41,350	140,388

Year ended December 31, 2019:
Revenue	$-	$309,548	$23,759	$333,307
Depreciation and amortization	46	1,328	314	1,688
Net income (loss)	(11,740)	(2,406)	6,893	(7,253)
Goodwill	-	681	-	681
Total assets	23,381	64,647	35,419	123,447

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2021	2020	2019

Germany	$126,367	$119,500	$137,207
The Netherlands	52,165	58,446	97,700
United States	94,743	45,305	73,719
Spain	30,946	7,465	3,138
Other countries	20,713	17,703	21,543
Total revenue	$324,934	$248,419	$333,307

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2021	2020

Germany	$361	$449
The Netherlands	624	598
United States	422	305
Spain	118	159
Other countries	4,185	4,014
Total property and equipment, net	$5,710	$5,525

Property and equipment, net, in other countries include $3,956 and $3,179 property and equipment in Israel, as of December 31, 2021 and 2020, respectively.